Description of Plan - Notes Receivable from Participants (Details) - Employees' 401(k) Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Description of Plan
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
Basis spread on prime rate (as a percent)	1.00%
Minimum
Description of Plan
Loan term	1 year
Loan interest rate	4.25%
Maximum
Description of Plan
Loan term	5 years
Loan interest rate	9.50%